Statements of Assets Contributed and Liabilities Assumed (unaudited) - Consumer CLEC Business - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Accounts receivable (less allowance for doubtful accounts of $93 and $104)	$ 1,678	$ 1,912	$ 2,700
Customer list intangible assets, net	13,438	14,452	19,038
Other	311	301	143
Total Assets	15,427	16,665	21,881
Liabilities:
Advance payments and customer deposits	1,085	1,154	1,336
Accrued payroll and commissions	20	39	17
Accrued interconnection costs	1,291	1,209	1,066
Deferred taxes	5,075	5,483	7,240
Total liabilities	7,471	7,885	9,659
Net Assets Contributed	$ 7,956	$ 8,780	$ 12,222